NUVEEN EQUITY LONG/SHORT FUND

SUPPLEMENT DATED JANUARY 29, 2014

TO THE PROSPECTUS DATED DECEMBER 31, 2013

The following changes will be effective April 10, 2014:

1.	The second sentence of the first paragraph of the section “Fund Summaries—Nuveen Equity Long/Short Fund—Principal Investment Strategies” is deleted.